UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06352

Voya Series Fund, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)               (Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Global Target Payment Fund

The schedules are not audited.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 19.1%
317,060	iShares Core U.S. Aggregate Bond ETF	$33,627,384	6.4
460,299	iShares MSCI EAFE ETF	31,705,395	6.1
239,369	iShares MSCI Emerging Markets ETF	10,738,093	2.1
105,295	iShares Russell 1000 Value ETF	13,195,569	2.5
37,456	iShares S&P 500 ETF	10,610,536	2.0

	Total Exchange-Traded Funds (Cost $96,475,398)	99,876,977	19.1

MUTUAL FUNDS: 78.5%
	Affiliated Investment Companies: 78.5%
3,979,589	Voya Floating Rate Fund - Class I	39,159,160	7.5
1,080,557	Voya Global Bond Fund - Class R6	10,427,375	2.0
460,682	Voya Global Real Estate Fund - Class R6	7,725,641	1.5
8,832,782	Voya Intermediate Bond Fund - Class R6	86,472,941	16.5
1,567,773	Voya Large Cap Value Fund - Class R6	21,306,037	4.1
531,527	Voya Large-Cap Growth Fund - Class R6	23,828,340	4.6
384,747	(1) Voya MidCap Opportunities Fund - Class R6	10,438,173	2.0
2,121,884	Voya Multi-Manager Emerging Markets Equity Fund - Class I	26,332,586	5.0
3,627,437	Voya Multi-Manager International Equity Fund - Class I	44,690,019	8.6
6,242,971	Voya Multi-Manager International Factors Fund - Class I	65,925,776	12.6
852,264	Voya Multi-Manager Mid Cap Value Fund - Class I	10,448,759	2.0
1,628,227	Voya Short Term Bond Fund - Class R6	15,777,518	3.0
582,591	Voya Small Company Fund - Class R6	10,346,818	2.0
3,099,292	Voya U.S. High Dividend Low Volatility Fund - Class I	37,253,490	7.1

	Total Mutual Funds (Cost $394,514,880)	410,132,633	78.5

	Total Long-Term Investments (Cost $490,990,278)	510,009,610	97.6

SHORT-TERM INVESTMENTS: 2.6%
	Mutual Funds: 2.6%
13,842,591	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 1.800%
	(Cost $13,842,591)	13,842,591	2.6

	Total Short-Term Investments (Cost $13,842,591)	13,842,591	2.6

	Total Investments in Securities (Cost $504,832,869)	$523,852,201	100.2
	Liabilities in Excess of Other Assets	(1,240,686)	(0.2)
	Net Assets	$522,611,515	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of July 31, 2018.

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at July 31, 2018
Asset Table
Investments, at fair value
Exchange-Traded Funds	$99,876,977	$–	$–	$99,876,977
Mutual Funds	410,132,633	–	–	410,132,633
Short-Term Investments	13,842,591	–	–	13,842,591
Total Investments, at fair value	$523,852,201	$–	$–	$523,852,201
Other Financial Instruments+
Futures	141,284	–	–	141,284
Total Assets	$523,993,485	$–	$–	$523,993,485
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(2,575,079)	$–	$(2,575,079)
Total Liabilities	$–	$(2,575,079)	$–	$(2,575,079)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended July 31, 2018, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/2017	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 7/31/2018	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$37,288,812	$2,868,626	$(1,028,635)	$30,357	$39,159,160	$1,111,972	$1,987	$–
Voya Global Bond Fund - Class R6	9,679,187	11,300,980	(10,124,561)	(428,231)	10,427,375	260,231	(140,208)	–
Voya Global Real Estate Fund - Class R6	19,660,571	20,930,885	(32,425,721)	(440,094)	7,725,641	604,633	53,248	–
Voya High Yield Bond Fund - Class R6	29,716,044	22,736,596	(53,054,693)	602,053	–	1,230,186	(1,656,866)	–
Voya Intermediate Bond Fund - Class R6	84,840,622	42,658,308	(38,255,551)	(2,770,438)	86,472,941	1,929,054	(193,363)	–
Voya Large Cap Value Fund - Class R6	29,672,406	3,504,351	(11,142,303)	(728,417)	21,306,037	387,689	(280,681)	2,468,855
Voya Large-Cap Growth Fund - Class R6	33,164,154	2,299,812	(11,145,544)	(490,082)	23,828,340	214,734	2,464,806	1,673,781
Voya MidCap Opportunities Fund - Class R6	10,151,079	1,547,655	(963,401)	(297,160)	10,438,173	–	127,599	1,276,209
Voya Multi-Manager Emerging Markets Equity Fund - Class I	15,576,830	13,138,401	(291,085)	(2,091,560)	26,332,586	108,671	127,448	–
Voya Multi-Manager International Equity Fund - Class I	45,195,863	10,431,701	(9,241,261)	(1,696,284)	44,690,019	724,245	1,725,333	241,628
Voya Multi-Manager International Factors Fund - Class I	55,268,814	14,791,166	(1,407,328)	(2,726,876)	65,925,776	1,670,374	309,724	1,605,956
Voya Multi-Manager Mid Cap Value Fund - Class I	10,235,328	1,010,675	(740,932)	(56,312)	10,448,759	74,073	89,185	589,438
Voya Short Term Bond Fund - Class R6	–	15,777,518	–	–	15,777,518	–	–	–
Voya Small Company Fund - Class R6	20,886,905	2,451,183	(11,724,189)	(1,267,081)	10,346,818	24,671	(144,663)	2,135,796
Voya U.S. High Dividend Low Volatility Fund - Class I	20,265,266	16,838,597	(1,512,427)	1,662,054	37,253,490	35,295	237,154	331,276
	$421,601,881	$182,286,454	$(183,057,631)	$(10,698,071)	$410,132,633	$8,375,828	$2,720,703	$10,322,939

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At July 31, 2018, the following futures contracts were outstanding for Voya Global Target Payment Fund:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	94	09/21/18	$13,240,370	$141,284
			$13,240,370	$141,284

At July 31, 2018, the following OTC written equity options were outstanding for Voya Global Target Payment Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

iShares MSCI EAFE ETF	Goldman Sachs International	Call	08/02/18	66.600	USD	678,679	46,747,410	$727,747	$(1,553,233)
iShares MSCI Emerging Markets ETF	JPMorgan Chase Bank N.A.	Call	08/16/18	43.340	USD	281,495	12,627,866	233,022	(486,085)
S&P 500® Index	JPMorgan Chase Bank N.A.	Call	08/16/18	2,804.490	USD	12,480	35,147,299	350,000	(339,893)
SPDR® S&P MidCap 400® ETF	UBS AG	Call	08/02/18	354.600	USD	29,892	10,793,104	186,661	(195,868)
								$1,497,430	$(2,575,079)

Currency Abbreviations

USD	-	United States Dollar

Voya Global Target Payment Fund	PORTFOLIO OF INVESTMENTS as of July 31, 2018 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of July 31, 2018 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Instrument Type
Equity contracts	Futures contracts	$141,284
Total Asset Derivatives		$141,284

Liability Derivatives	Instrument Type
Equity contracts	Written options	$2,575,079
Total Liability Derivatives		$2,575,079

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at July 31, 2018:

	JPMorgan Chase Bank N.A.	Goldman Sachs International	UBS AG	Totals

Liabilities:
Written options	$825,978	$1,553,233	$195,868	$2,575,079
Total Liabilities	$825,978	$1,553,233	$195,868	$2,575,079

Net OTC derivative instruments by counterparty, at fair value	$(825,978)	$(1,553,233)	$(195,868)	$(2,575,079)

Total collateral pledged by the Fund/(Received from counterparty)	$825,978	$-	$-	$825,978

Net Exposure(1)(2)	$-	$(1,553,233)	$(195,868)	$(1,749,101)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At July 31, 2018, the Fund pledged $1,220,000 in cash collateral to JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

At July 31, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $503,431,161.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$24,060,978
Gross Unrealized Depreciation	(6,073,733)
Net Unrealized Appreciation	$17,987,245

Item 2. Controls and Procedures

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made know to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Series Fund, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	September 26, 2018

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	September 26, 2018